Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While the Company does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, the Compensation Committee and the Board have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under the
Company’s insider trading policy. Consequently, the Company has not granted, and does not expect to grant, any stock options to any individual, including named executive officers, within four business days preceding the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.  The
Compensation Committee and the Board do not time the disclosure of material non-public information to impact the value of executive compensation.
The Company did not grant any stock options to any individual, including the named executive officers, during the year ended December 31, 2024.

Award Timing Method	While the Company does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, the Compensation Committee and the Board have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under the
Company’s insider trading policy.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not time the disclosure of material non-public information to impact the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false